Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.56%
Communication services: 8.00%
Entertainment: 4.35%
Roku Incorporated †	90,300	$ 20,606,460
Spotify Technology †	119,500	27,966,585
		48,573,045
Interactive media & services: 3.65%
Match Group Incorporated †	173,558	22,953,046
ZoomInfo Technologies Incorporated †	278,200	17,860,440
		40,813,486
Consumer discretionary: 14.57%
Automobiles: 1.56%
Ferrari NV	67,341	17,429,198
Hotels, restaurants & leisure: 5.18%
Chipotle Mexican Grill Incorporated †	21,635	37,823,389
Domino's Pizza Incorporated	35,700	20,146,581
		57,969,970
Internet & direct marketing retail: 4.21%
Doordash Incorporated †	117,600	17,510,640
MercadoLibre Incorporated †	21,904	29,535,354
		47,045,994
Leisure products: 1.34%
Callaway Golf Company †	545,600	14,971,264
Textiles, apparel & luxury goods: 2.28%
lululemon athletica Incorporated †	65,000	25,444,250
Financials: 1.80%
Capital markets: 1.80%
MarketAxess Holdings Incorporated	49,000	20,152,230
Health care: 17.79%
Biotechnology: 1.40%
Natera Incorporated †	167,300	15,624,147
Health care equipment & supplies: 10.44%
ABIOMED Incorporated †	45,075	16,189,588
Align Technology Incorporated †	36,510	23,993,642
DexCom Incorporated †	66,777	35,855,910
Inari Medical Incorporated †	226,800	20,700,036
Insulet Corporation †	75,139	19,992,234
		116,731,410
Health care technology: 2.75%
Doximity Incorporated Class A †	163,392	8,190,841
Veeva Systems Incorporated Class A †	88,105	22,509,065
		30,699,906
See accompanying notes to portfolio of investments

Allspring Enterprise Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Life sciences tools & services: 3.20%
10x Genomics Incorporated Class A †	118,500	$ 17,651,760
Bio-Rad Laboratories Incorporated Class A †	23,986	18,123,102
		35,774,862
Industrials: 13.97%
Aerospace & defense: 1.76%
Axon Enterprise Incorporated †	125,300	19,672,100
Commercial services & supplies: 1.95%
Waste Connections Incorporated	159,512	21,736,700
Electrical equipment: 2.29%
Generac Holdings Incorporated †	72,800	25,619,776
Professional services: 4.08%
Clarivate plc †	751,833	17,683,112
Equifax Incorporated	95,500	27,961,445
		45,644,557
Road & rail: 2.05%
Saia Incorporated †	68,141	22,965,561
Trading companies & distributors: 1.84%
SiteOne Landscape Supply Incorporated †	84,900	20,569,572
Information technology: 42.43%
Electronic equipment, instruments & components: 6.03%
Cognex Corporation	191,100	14,859,936
Teledyne Technologies Incorporated †	55,000	24,028,950
Zebra Technologies Corporation Class A †	47,968	28,550,554
		67,439,440
IT services: 12.28%
Adyen NV ADR †	609,400	16,039,408
Block Incorporated †	114,290	18,458,978
EPAM Systems Incorporated †	40,965	27,383,054
MongoDB Incorporated †	67,702	35,838,054
Snowflake Incorporated Class A †	51,100	17,310,125
StoneCo Limited Class A †	327,583	5,523,049
Twilio Incorporated Class A †	63,610	16,751,057
		137,303,725
Semiconductors & semiconductor equipment: 3.47%
Advanced Micro Devices Incorporated †	135,940	19,561,766
Micron Technology Incorporated	205,947	19,183,963
		38,745,729
Software: 20.65%
Atlassian Corporation plc Class A †	53,634	20,450,108
Avalara Incorporated †	111,500	14,395,765
Bill.com Holdings Incorporated †	80,400	20,031,660
Black Knight Incorporated †	264,407	21,916,696
Cadence Design Systems Incorporated †	249,816	46,553,212
Crowdstrike Holdings Incorporated Class A †	136,083	27,862,994
Datadog Incorporated Class A †	178,100	31,721,391
See accompanying notes to portfolio of investments

2  |  Allspring Enterprise Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Five9 Incorporated †	171,700	$ 23,577,844
Lightspeed Commerce Incorporated †	185,338	7,493,215
Unity Software Incorporated †	117,171	16,754,281
		230,757,166
Total Common stocks (Cost $670,632,667)		1,101,684,088

		Yield
Short-term investments: 1.58%
Investment companies: 1.58%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	17,730,030	17,730,030
Total Short-term investments (Cost $17,730,030)				17,730,030
Total investments in securities (Cost $688,362,697)	100.14%			1,119,414,118
Other assets and liabilities, net	(0.14)			(1,610,431)
Total net assets	100.00%			$1,117,803,687

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,682,216	$86,262,931	$(74,215,117)	$0	$0	$17,730,030	17,730,030	$992
Securities Lending Cash Investments LLC	20,181,275	35,062,500	(55,243,775)	0	0	0	0	1,336#
				$0	$0	$17,730,030		$2,328

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

4  |  Allspring Enterprise Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$89,386,531	$0	$0	$89,386,531
Consumer discretionary	162,860,676	0	0	162,860,676
Financials	20,152,230	0	0	20,152,230
Health care	198,830,325	0	0	198,830,325
Industrials	156,208,266	0	0	156,208,266
Information technology	474,246,060	0	0	474,246,060
Short-term investments
Investment companies	17,730,030	0	0	17,730,030
Total assets	$1,119,414,118	$0	$0	$1,119,414,118
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Enterprise Fund  |  5